Subsequent Events (Detail) (USD $)	1 Months Ended	0 Months Ended
	Jan. 31, 2014	Apr. 16, 2014 Subsequent Event
Subsequent Event [Line Items]
Quarterly distribution declared	$ 14,726,000
Distribution calculated based on minimum quarterly distribution	$ 0.51
Distribution paid on date	Feb. 14, 2014	May 15, 2014
Distribution record date	Jan. 31, 2014	May 01, 2014
Distributions were made to holders of incentive distribution rights	$ 0	$ 0